Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS VARIABLE SERIES II
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Global Income Builder VIP

Class B

The following changes are effective on or about December 1, 2019:

The following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the summary section of the fund's prospectus.

Average Annual Total Returns
(For periods ended 12/31/2018 expressed as a %)

	Class Inception	1 Year	5 Years	10 Years
Class A before tax	4/6/1982	-7.66	3.30	7.69
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)		-9.42	4.26	9.46
Blended Index 60/40 (reflects no deduction for fees, expenses or taxes)		-5.63	3.79	8.10
Bloomberg Barclays US Universal Index (reflects no deduction for fees, expenses or taxes)		-0.25	2.72	4.06
S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes)		-3.72	3.31	5.92
Blended Index 50/50 (reflects no deduction for fees, expenses or taxes)		-3.79	3.20	6.78

Blended Index 60/40 consists of a blend of 60% MSCI All Country World Index and 40% Bloomberg Barclays U.S. Universal Index.

Blended Index 50/50 consists of an equally weighted blend (50%/50%) of the MSCI World High Dividend Yield Index and Bloomberg Barclays U.S. Universal Index.

The MSCI All Country World Index has replaced the S&P Target Risk Moderate Index as the fund's primary comparative broad-based securities market index. The Blended Index 60/40 and the Bloomberg Barclays U.S. Universal Index have replaced the Blended Index 50/50 as the additional secondary and tertiary comparative indexes, respectively. The Advisor believes that the new indexes collectively better represent the fund's investment strategy and overall strategic asset allocations and are therefore more suitable for performance comparison.

DWS Global Income Builder VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Global Income Builder VIP

Class B

The following changes are effective on or about December 1, 2019:

The following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the summary section of the fund's prospectus.

Average Annual Total Returns
(For periods ended 12/31/2018 expressed as a %)

	Class Inception	1 Year	5 Years	10 Years
Class A before tax	4/6/1982	-7.66	3.30	7.69
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)		-9.42	4.26	9.46
Blended Index 60/40 (reflects no deduction for fees, expenses or taxes)		-5.63	3.79	8.10
Bloomberg Barclays US Universal Index (reflects no deduction for fees, expenses or taxes)		-0.25	2.72	4.06
S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes)		-3.72	3.31	5.92
Blended Index 50/50 (reflects no deduction for fees, expenses or taxes)		-3.79	3.20	6.78

Blended Index 60/40 consists of a blend of 60% MSCI All Country World Index and 40% Bloomberg Barclays U.S. Universal Index.

Blended Index 50/50 consists of an equally weighted blend (50%/50%) of the MSCI World High Dividend Yield Index and Bloomberg Barclays U.S. Universal Index.

The MSCI All Country World Index has replaced the S&P Target Risk Moderate Index as the fund's primary comparative broad-based securities market index. The Blended Index 60/40 and the Bloomberg Barclays U.S. Universal Index have replaced the Blended Index 50/50 as the additional secondary and tertiary comparative indexes, respectively. The Advisor believes that the new indexes collectively better represent the fund's investment strategy and overall strategic asset allocations and are therefore more suitable for performance comparison.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For periods ended 12/31/2018 expressed as a %)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The MSCI All Country World Index has replaced the S&P Target Risk Moderate Index as the fund's primary comparative broad-based securities market index. The Blended Index 60/40 and the Bloomberg Barclays U.S. Universal Index have replaced the Blended Index 50/50 as the additional secondary and tertiary comparative indexes, respectively. The Advisor believes that the new indexes collectively better represent the fund's investment strategy and overall strategic asset allocations and are therefore more suitable for performance comparison.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Blended Index 60/40 consists of a blend of 60% MSCI All Country World Index and 40% Bloomberg Barclays U.S. Universal Index.

Blended Index 50/50 consists of an equally weighted blend (50%/50%) of the MSCI World High Dividend Yield Index and Bloomberg Barclays U.S. Universal Index.

The MSCI All Country World Index has replaced the S&P Target Risk Moderate Index as the fund's primary comparative broad-based securities market index. The Blended Index 60/40 and the Bloomberg Barclays U.S. Universal Index have replaced the Blended Index 50/50 as the additional secondary and tertiary comparative indexes, respectively. The Advisor believes that the new indexes collectively better represent the fund's investment strategy and overall strategic asset allocations and are therefore more suitable for performance comparison.

DWS Global Income Builder VIP | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.66%)
5 Years	rr_AverageAnnualReturnYear05	3.30%
10 Years	rr_AverageAnnualReturnYear10	7.69%
Class Inception	rr_AverageAnnualReturnInceptionDate	Apr. 06, 1982
DWS Global Income Builder VIP | MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.42%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	9.46%
DWS Global Income Builder VIP | Blended Index 60/40 (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.63%)
5 Years	rr_AverageAnnualReturnYear05	3.79%
10 Years	rr_AverageAnnualReturnYear10	8.10%
DWS Global Income Builder VIP | Bloomberg Barclays US Universal Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.25%)
5 Years	rr_AverageAnnualReturnYear05	2.72%
10 Years	rr_AverageAnnualReturnYear10	4.06%
DWS Global Income Builder VIP | S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.72%)
5 Years	rr_AverageAnnualReturnYear05	3.31%
10 Years	rr_AverageAnnualReturnYear10	5.92%
DWS Global Income Builder VIP | Blended Index 50/50 (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.79%)
5 Years	rr_AverageAnnualReturnYear05	3.20%
10 Years	rr_AverageAnnualReturnYear10	6.78%